LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Lease
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Lease expense
Operating lease expense	$1,547,705	$1,572,762	$1,924,933
Short-term lease expense	53,753	1,949	172,741
Total lease expense	$1,601,458	$1,574,711	$2,097,674

SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE

The components of finance lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the Years ended December 31,
	2024	2023	2022
Finance lease expense:
Amortization of right-of-use assets	$30,298	$34,530	$15,482
Interest on lease liabilities	7,335	8,707	3,855
Total finance lease expense	$37,633	$43,237	$19,337

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

	Operating leases	Finance leases
2025	$-	$-
2026	4,610,940	141,672
2027	4,952,697
2028	1,650,899
2029	1,650,899
Thereafter	19,810,789
Total future lease payments	32,676,224	141,672
Less: imputed interest	(10,730,001)	(10,038)
Present value of lease liabilities	$21,946,223	$131,635

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Lease term and discount rate:

	For the Years ended December 31,
	2024	2023
Weighted-average remaining lease term (years)
Operating leases	17	18
Finance lease	2.6	3.6

Weighted-average discount rate
Operating leases	5.83%	5.83%
Finance lease	5.48%	5.48%